Operating Lease - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2021
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 857,474	$ 1,745,150
Operating lease liabilities, current	472,734	689,799
Operating lease liabilities, non-current	195,596	$ 624,926
Cash paid for amounts included in measurement of lease liabilities	$ 720,610
Weighted average remaining lease term	1 year 9 months 21 days
Weighted average discount rate of operating leases	4.50%
Short-term lease commitments under non-cancellable operating leases	$ 350,118